STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from financing activities:
Cash - End of period	$ 792,416
TEMPO AUTOMATION INC
Cash flows from operating activities
Net income (loss)	(19,104,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,232,000
Stock-based compensation	1,256,000
Noncash operating lease expense	685,000
Bad debt expense	175,000
Change in fair value of warrant liability	(47,000)
Changes in operating assets and liabilities:
Accounts receivable	2,789,000
Inventory	355,000
Prepaid expenses and other current assets	252,000
Other noncurrent assets	(207,000)
Accounts payable	(1,217,000)
Accrued liabilities	(467,000)
Other noncurrent liabilities	157,000
Operating lease liabilities	(763,000)
Net cash used in operating activities	(13,904,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property and equipment	(2,307,000)
Net cash provided by investing activities	(2,307,000)
Cash flows from financing activities:
Proceeds from financing lease	4,000,000
Principal payments under finance lease obligations	(397,000)
Proceeds from issuance of debt	5,620,000
Payment of debt issuance costs	(37,000)
Proceeds from PPP Loan	2,500,000
Debt repayment	(1,620,000)
Proceeds from exercise of stock options	22,000
Net cash provided by (used in) financing activities	10,088,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(6,123,000)
Cash - Beginning of period	23,869,000
Cash - End of period	17,746,000
Supplemental disclosures of cash flow information
Cash paid for income taxes	72,000
Cash paid for interest	514,000
Noncash investing and financing activities
Issuance of common stock warrants	$ 107,000